UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: December 31, 2011" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:            Vice-President
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI January 24, 2012"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 59
	"Form 13F Information Table Value Total:  $132,566"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"7,366"	"131,540"			other	0	"17,775"	0	"113,765"
	Air Products & Chemicals	com	009158106	"4,027"	"47,381"			other	0	"5,350"	0	"42,031"
	Amgen	com	031162100	368	"5,745"			other	0	500	0	"5,245"
	"Apple, Inc"	com	037833100	"6,155"	"15,197"			other	0	"2,730"	0	"12,467"
	Automatic Data Processing	com	053015103	"6,057"	"112,158"			other	0	"15,284"	0	"96,874"
	BHP Billiton Ltd.	com	088606108	456	"6,425"			other	0	"1,000"	0	"5,425"
	CAMAC Energy	com	131745101	15	"15,000"			other	0	0	0	"15,000"
	Canadian Nat'l Railway	com	136375102	"2,868"	"36,300"			other	0	"7,425"	0	"28,875"
	Cenovous Energy Inc	com	15135u109	"1,015"	"30,765"			other	0	"3,900"	0	"26,865"
	Chevron Corporation	com	166764100	263	"2,482"			other	0	650	0	"1,832"
	Cisco Systems	com	17275R102	867	"48,177"			other	0	"5,800"	0	"42,377"
	Coca-Cola	com	191216100	"1,328"	"18,976"			other	0	600	0	"18,376"
	Colgate-Palmolive	com	194162103	"8,347"	"90,730"			other	0	"14,500"	0	"76,230"
	ConocoPhillips	com	20825C104	217	"2,975"			other	0	0	0	"2,975"
	Core Laboratories N.V.	com	N22717107	524	"4,600"			other	0	"1,000"	0	"3,600"
	Dentsply International Inc.	com	249030107	282	"8,050"			other	0	"1,750"	0	"6,300"
	Diageo PLC	com	25243Q205	"1,262"	"14,500"			other	0	825	0	"13,675"
	Eaton Corporation	com	278058102	376	"8,539"			other	0	0	0	"8,539"
	Emerson Electric	com	291011104	"2,525"	"53,730"			other	0	"5,300"	0	"48,430"
	Encana Corp.	com	292505104	201	"10,600"			other	0	"3,450"	0	"7,150"
	Expeditors Intl Wash. Inc.	com	302130109	"1,450"	"35,360"			other	0	"6,025"	0	"29,335"
	Exxon-Mobil	com	30231G102	823	"9,687"			other	0	250	0	"9,437"
	FedEx Corp.	com	31428x106	486	"5,791"			other	0	725	0	"5,066"
	General Electric	com	369604103	253	"14,078"			other	0	0	0	"14,078"
	Google Inc.	com	38259P508	"2,741"	"4,243"			other	0	875	0	"3,368"
	Heinz H. J.	com	423074103	362	"6,700"			other	0	0	0	"6,700"
	Home Depot	com	437076102	"1,026"	"24,435"			other	0	"1,550"	0	"22,885"
	IBM	com	459200101	"1,552"	"8,435"			other	0	950	0	"7,485"
	Johnson & Johnson	com	478160104	"5,917"	"89,649"			other	0	"10,100"	0	"79,549"
	Kellogg Co.	com	487836108	653	"12,800"			other	0	0	0	"12,800"
	Linear Technology	com	402590391	"5,204"	"173,457"			other	0	"24,075"	0	"149,382"
	Lowe's Cos.	com	548661107	"1,724"	"68,968"			other	0	"14,650"	0	"54,318"
	McDonald's Corp.	com	580135101	"3,912"	"39,115"			other	0	"3,600"	0	"35,515"
	Merck & Co. Inc.	com	58933Y105	253	"6,650"			other	0	0	0	"6,650"
	Microsoft	com	594918104	"1,181"	"45,412"			other	0	"8,500"	0	"36,912"
	NextEra Energy Inc.	com	65339F101	330	"5,411"			other	0	0	0	"5,411"
	Norfolk Southern Corp	com	655844108	"2,026"	"27,756"			other	0	"1,975"	0	"25,781"
	Novartis AG ADS	com	66987v109	"2,394"	"42,001"			other	0	"3,998"	0	"38,003"
	Novo-Nordisk A-S ADR	com	670100205	949	"8,250"			other	0	"1,250"	0	"7,000"
	Oracle Corp.	com	68389x105	"1,264"	"48,597"			other	0	"6,375"	0	"42,222"
	Paychex Inc.	com	704326107	"4,508"	"150,282"			other	0	"21,250"	0	"129,032"
	Pepisco	com	713448108	"6,507"	"98,587"			other	0	"14,775"	0	"83,812"
	Phillip Morris International	com	718172109	244	"3,125"			other	0	0	0	"3,125"
	Procter & Gamble	com	742718109	"6,097"	"90,999"			other	0	"11,325"	0	"79,674"
	Qualcomm Inc.	com	747525103	"6,695"	"121,729"			other	0	"17,850"	0	"103,879"
	SandRidge Energy Inc.	com	80007P307	121	"15,168"			other	0	0	0	"15,168"
	Sanofi Value Right	right	80105N113	11	"10,610"			other	0	"2,000"	0	"8,610"
	Schlumberger	com	806857108	"3,664"	"53,887"			other	0	"7,310"	0	"46,577"
	Staples Inc.	com	855030102	200	"14,275"			other	0	"3,200"	0	"11,075"
	State Street Corp.	com	857473102	271	"6,765"			other	0	650	0	"6,115"
	Stryker Corp.	com	863667101	"6,667"	"133,337"			other	0	"19,050"	0	"114,287"
	Suncor Energy	com	867229109	"1,384"	"47,725"			other	0	"8,900"	0	"38,825"
	Sysco  Corp.	com	871829107	"7,040"	"242,772"			other	0	"32,790"	0	"209,982"
	Target Corp.	com	87612E106	"1,269"	"24,884"			other	0	"4,300"	0	"20,584"
	Teva Pharmaceuticals	com	881624209	"1,647"	"41,176"			other	0	"5,025"	0	"36,151"
	United Parcel	com	911312106	"1,774"	"24,300"			other	0	"3,350"	0	"20,950"
	United Technologies	com	913017109	"2,945"	"40,343"			other	0	"5,925"	0	"34,418"
	Walgreen	com	931422109	"1,144"	"34,658"			other	0	"2,450"	0	"32,208"
	Wal-Mart Stores	com	931142103	"1,359"	"22,646"			other	0	600	0	"22,046"